SHARE-BASED COMPENSATION - Share Based Compensation Expense (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
SHARE-BASED COMPENSATION
Share-based compensation expenses	₽ 20,829	$ 280.4	₽ 15,728	₽ 9,855
RSUs
SHARE-BASED COMPENSATION
Share-based compensation expenses	15,651	210.7	11,312	6,657
Synthetic Options Programs
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,621	21.8	457	907
RSUs in respect of Self-Driving Group
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,280	17.2
PSUs.
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,277	17.2
Options
SHARE-BASED COMPENSATION
Share-based compensation expenses	493	6.6	378	591
RSUs and Options in respect of MLU Group
SHARE-BASED COMPENSATION
Share-based compensation expenses	203	2.7	2,295	1,204
Other Business Unit Equity Awards
SHARE-BASED COMPENSATION
Share-based compensation expenses	₽ 304	$ 4.2	₽ 1,286	₽ 496